Consolidated Balance Sheets (Parenthetical)	May 25, 2014	May 26, 2013
Common stock, Authorized (shares)	500,000,000	500,000,000
Common stock, issued (shares)	133,600,000.0	131,600,000.0
Common stock, outstanding (shares)	132,300,000.0	130,300,000.0
Preferred stock, Authorized (shares)	25,000,000	25,000,000
Preferred stock, issued (shares)	0	0
Preferred stock, outstanding (shares)	0	0
Treasury stock, shares (shares)	1,300,000.0	1,300,000.0